Form N-1A Cover	Oct. 31, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	First Trust SERIES FUND
Entity Central Index Key	0001497778
Entity Investment Company Type	N-1A
Document Creation Date	Mar. 02, 2026
Document Effective Date	Mar. 02, 2026
Document Period End Date	Oct. 31, 2025
First Trust Preferred Securities and Income Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Notwithstanding anything to the contrary in the Fund’s Prospectus, the “Fees and Expenses of the Fund” section in the Fund’s prospectus is replaced in its entirety with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors purchasing shares as “clean shares” may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other First Trust Advisors L.P. mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “Share Classes” on page 30 of this prospectus, “Investment in Fund Shares” on page 39 of this prospectus and “Purchase and Redemption of Fund Shares” on page 29 of the Fund’s statement of additional information (“SAI”).

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class C	Class F	Class I	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)(1)	None	1.00%	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None
Exchange Fee	None	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class F	Class I	Class R3
Management Fees	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.15%	—	0.50%
Other Expenses	0.37%	0.36%	0.48%	0.26%	3.80%
Total Annual Fund Operating Expenses(2)	1.42%	2.16%	1.43%	1.06%	5.10%
Fee Waiver and Expense Reimbursement(3)	0.02%	0.01%	0.13%	0.00%	3.45%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.40%	2.15%	1.30%	1.06%	1.65%

(1)	For Class A shares purchased at net asset value without a sales charge because the purchase amount exceeded $1 million, a contingent deferred sales charge of 1% may be imposed on any redemption within 12 months of purchase. The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
(2)	Expenses have been restated to reflect the current fiscal year.
(3)	The Fund’s investment advisor and sub-advisor have agreed to waive fees and reimburse expenses through March 1, 2027 so that Total Annual Fund Operating Expenses (excluding taxes, interest, all brokerage commissions, other normal charges incident to the purchase and sale of portfolio securities, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses) do not exceed 1.15% of the average daily net assets of any class of Fund shares. Total Annual Fund Operating Expenses (excluding taxes, interest, all brokerage commissions, other normal charges incident to the purchase and sale of portfolio securities, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses) will not exceed 1.50% from March 1, 2027 through February 28, 2036. Fees waived or expenses borne by the Fund’s investment advisor and sub-advisor are subject to reimbursement by the Fund for up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund’s expenses exceeding any of (i) the applicable expense limitation in place for the most recent fiscal year for which such expense limitation was in place, (ii) the applicable expense limitation in place at the time the fees were waived, or (iii) the current expense limitation. Expense limitations may be terminated or modified prior to their expiration only with the approval of the Board of Trustees of the First Trust Series Fund.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s annual operating expenses (excluding taxes, interest, all brokerage commissions, other normal charges incident to the purchase and sale of portfolio securities, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses) remain at current levels through March 1, 2027 and then will not exceed 1.50% from March 1, 2027 through February 28, 2036. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redemption						No Redemption
Share Class	A	C	F	I	R3	Share Class	A	C	F	I	R3
1 Year	$ 586	$ 319	$ 132	$ 108	$ 168	1 Year	$ 586	$ 219	$ 132	$ 108	$ 168
3 Years	873	676	440	337	594	3 Years	873	676	440	337	594
5 Years	1,181	1,159	769	585	1,045	5 Years	1,181	1,159	769	585	1,045
10 Years	2,054	2,493	1,702	1,294	2,299	10 Years	2,054	2,493	1,702	1,294	2,299